Flexible Premium Deferred Variable Annuity

issued by: Midland National® Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated January 4, 2023 to the previously supplemented Prospectus Dated April 29, 2022

This Supplement describes important changes that are being made to the investment options available under your Contract. Please read this Supplement carefully and retain it with your Prospectus for future reference.

Effective January 24, 2023, the ALPS|Red Rocks Global Opportunity Portfolio CL III fund will be renamed the ALPS Global Opportunity Portfolio CL III fund.

A corresponding change is hereby made throughout the prospectus and Statement of Additional Information (SAI).

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, PO Box 9261 Des Moines, IA 50306-9261.

Please retain this supplement for future reference.